Cover	Oct. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2023
Entity File Number	000-54875
Entity Registrant Name	Sustainable Projects group Inc.
Entity Central Index Key	0001500305
Entity Tax Identification Number	81-5445107
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Tankedraget 7
Entity Address, Address Line Two	DK-9000
Entity Address, City or Town	Aalborg
Entity Address, Postal Zip Code	DK-9000
City Area Code	+45
Local Phone Number	3164 6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false